Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity Abstract
Retained Earning

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
PRC statutory reserve funds	626	806	123
Unreserved retained earnings	125,642	134,478	20,610

Total retained earnings	126,268	135,284	20,733

Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax
The changes in accumulated other comprehensive income (loss) by component, net of tax, were as follows:

	Foreign currency translation adjustment	Unrealized gains on available-for-sale investments	Total
	RMB	RMB	RMB
	(In millions)
Balance at December 31, 2017	(888)	1,818	930

Cumulative effect of accounting change *	—	(1,854)	(1,854)
Other comprehensive income before reclassification	114	4,117	4,231
Amounts reclassified from accumulated other comprehensive income	80	(2,171)	(2,091)

Net current-period other comprehensive income	194	92	286
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(1,006)	—	(1,006)

Balance at December 31, 2018	(1,700)	1,910	210

Other comprehensive income before reclassification	207	1,981	2,188
Amounts reclassified from accumulated other comprehensive income	(989)	(2,689)	(3,678)

Net current-period other comprehensive loss	(782)	(708)	(1,490)
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(102)	(1)	(103)

Balance at December 31, 2019	(2,584)	1,201	(1,383)

Other comprehensive income before reclassification	1,936	380	2,316
Amounts reclassified from accumulated other comprehensive income	—	(541)	(541)

Net current-period other comprehensive income (loss)	1,936	(161)	1,775
Other comprehensive income attribute to noncontrolling interests and redeemable noncontrolling interests	(192)	(1)	(193)

Balance at December 31, 2020	(840)	1,039	199

Balance at December 31, 2020, in US$	(129)	159	30

*
Adjustment of net unrealized gains related to
available-for-sale
equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASU 2016-13 on January 1, 2018.

Tax Effect Allocated to Each Component of Other Comprehensive Income (loss)
The following table sets forth the tax benefit (expense) allocated to each component of other comprehensive income (loss) for the years ended December 31, 2018, 2019 and 2020:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Unrealized gains on available-for-sale investments
Other comprehensive income before reclassification	(409)	(280)	(59)	(9)
Amounts reclassified from accumulated other comprehensive income	328	402	83	13

Net current-period other comprehensive income (loss)	(81)	122	24	4